Shareholder Fees {- Fidelity SAI Inflation-Focused Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity SAI Inflation-Focused Fund PRO-03 | Fidelity SAI Inflation-Focused Fund
Shareholder Fees:
(fees paid directly from your investment)	none